RELATED PARTY	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY

Note 9 - RELATED PARTY

On October 25, 2022, the Company entered into a separation and release of claims agreement with its Chief Operating Officer (“COO”). As consideration for the COO’s execution of the agreement, the Company agreed to pay the employee a lump sum payment of $100 which is included in general and administrative expenses in the statements of operations, payments equivalent to $1,000 divided into 24 monthly payments commencing on December 1, 2022, and all outstanding equity-based compensation awards to become fully vested and exercisable. The COO shall have 12 months from the termination date to exercise outstanding options. The twelve (12) month period ended on November 7, 2023 in which the COO exercised 11,111 options and 8,480 options expired.

In February 2023, the Company entered into an agreement with its former COO in which the COO waived their rights to a transaction bonus resulting from the merger transaction in lieu of a Company van. The Company accounted for the cost of the van as an employee bonus, resulting in $116 of general and administrative expense for the prior year.

On March 5, 2023, the Company entered into a convertible promissory note (the “Note”) with a board member in the amount of $1,000, or the Principal Amount. Upon execution of the Note and funding of the original principal sum, a payment of $100 ( the “Loan Fee”) was fully earned as of the date of the Note and was due and payable in full in cash on April 4, 2023. The Company paid the Principal Amount and the Loan Fee on April 1, 2023 and April 4, 2023, respectively.

On April 26, 2023, the Company entered into a separation and release of claims agreement with its former Chief Legal Officer (“CLO”). As consideration for the CLO’s execution of the agreement, the Company agreed to pay the employee payments equivalent to $720 divided into 24 monthly payments commencing on June 1, 2023, and all outstanding equity based compensation awards to become fully vested and exercisable at an expense of $76. The CLO shall have 3 months from the termination date to exercise outstanding options. The three (3) month period ended on July 26, 2023 in which the options were not exercised and the options were forfeited as a result.

On January 26, 2024 the Company entered into a convertible promissory note (the “January Note”) with a board member in the amount of $1,000, or the January Principal Amount. Upon execution of the January Note and funding of the original principal sum, a payment of $50 (the “January Loan Fee”) was fully earned as of the date of the January Note and was due and payable in full in cash on February 2, 2024. The Company paid the January Principal Amount and the January Loan Fee on February 1, 2024.

On February 27, 2024 the Company entered into a convertible promissory note (the “February Note”) with a board member in the amount of $1,700, or the February Principal Amount. Upon execution of the February Note and funding of the original principal sum, a payment of $85 (the “February Loan Fee”) was fully earned as of the date of the February Note and was due and payable in full in cash on March 1, 2024. The Company paid the February Principal Amount and the February Loan Fee on March 1, 2024.

Effective April 12, 2024, the Company entered into amendments to the employment agreements with its Chief Executive Officer, its Chief Revenue Officer and its Chief Marketing Officer to amend the terms of their annual equity compensation (the “Amended Employee Agreements”). The Amended Employee Agreements allow the Company to issue a combination of cash and equity awards on an annual basis up to a specified amount ($1,532 for the Chief Executive Officer, $490 for the Chief Revenue Officer and $236 for the Chief Marketing Officer), subject to approval and such other terms and conditions imposed by the compensation committee of the board of directors.

Dragonfly Energy Holdings Corp.

Notes to Consolidated Financial Statements

(in thousands, except share and per share data)